Segmented information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segmented information
Segmented information
In connection with the acquisition of Empire on January 1, 2017, the Company aligned its management reporting under two primary North American business units consisting of the Liberty Power Group and the Liberty Utilities Group. The two business units are the two segments of the Company.
The Liberty Power Group owns and operates a diversified portfolio of non-regulated renewable and thermal electric generation utility assets; the Liberty Utilities Group owns and operates a portfolio of regulated electric, natural gas, water distribution and wastewater collection utility systems and transmission operations.
For purposes of evaluating divisional performance, the Company allocates the realized portion of any gains or losses on financial instruments to specific divisions. The unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship is not considered in management’s evaluation of divisional performance and is therefore allocated and reported in the corporate segment. The results of operations and assets for these segments are reflected in the tables below. The comparative information for 2016 has been reclassified to conform with the composition of the reporting segments presented in the current year.

	Year ended December 31, 2017
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$231,152	$1,292,631	$—	$1,523,783
Fuel, power and water purchased	19,590	373,635	—	393,225
Net revenue	211,562	918,996	—	1,130,558
Operating expenses	66,851	394,260	—	461,111
Administrative expenses	15,992	33,037	611	49,640
Depreciation and amortization	79,183	171,111	1,020	251,314
Gain on foreign exchange	—	—	323	323
Operating income	49,536	320,588	(1,954)	368,170
Interest expense	36,646	97,698	21,478	155,822
Interest, dividend, equity and other income	(2,871)	(4,208)	(2,159)	(9,238)
Other expenses (gain)	1,713	(2,948)	47,689	46,454
Earnings (loss) before income taxes	$14,048	$230,046	$(68,962)	$175,132
Capital expenditures	157,695	407,408	—	565,103
Property, plant and equipment	$2,246,869	$4,023,479	$34,549	$6,304,897
Equity-method investees	29,710	2,220	337	32,267
Total assets	2,474,293	5,819,440	103,675	8,397,408

22.	Segmented information (continued)

	Year ended December 31, 2016
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$200,459	$622,545	$—	$823,004
Fuel and power purchased	15,988	204,245	—	220,233
Net revenue	184,471	418,300	—	602,771
Operating expenses	54,616	196,490	46	251,152
Administrative expenses	14,961	19,836	321	35,118
Depreciation and amortization	60,436	79,552	1,028	141,016
Gain on foreign exchange	—	—	(438)	(438)
Operating income	54,458	122,422	(957)	175,923
Interest expense	16,359	38,217	45,004	99,580
Interest, dividend and other income	41	(3,999)	(4,006)	(7,964)
Other expense (gain)	(11,111)	(8,701)	7,790	(12,022)
Earnings (loss) before income taxes	$49,169	$96,905	$(49,745)	$96,329
Capital expenditures	105,846	206,009	—	311,855
Property, plant and equipment	$1,828,656	$1,780,030	$33,179	$3,641,865
Equity-method investees	43,958	1,724	2,295	47,977
Total assets	2,064,238	4,013,580	66,038	6,143,856

The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has mitigated its credit risk to the extent possible by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.
APUC operates in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2017	2016
Revenue
Canada	$73,406	$75,857
United States	1,450,377	747,147
	$1,523,783	$823,004
Property, plant and equipment
Canada	$453,323	$415,783
United States	5,851,574	3,226,082
	$6,304,897	$3,641,865
Intangible assets
Canada	$27,624	$27,276
United States	23,479	21,125
	$51,103	$48,401

Revenue is attributed to the two countries based on the location of the underlying generating and utility facilities.